Note 10 - Commitments and Contingencies - 10K (Details) - Future Minimum Operating Leases and Employment Contracts Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Operating Leases and Employment Contracts Payments [Abstract]
2013	$ 30
2013	972
2014	48
2014	954
2015	47
2015	948
2016	40
2016	1,087
2017	42
Thereafter	17
224
$ 3,961